401(k) PLAN	12 Months Ended
Dec. 31, 2013
401(k) PLAN
401(k) PLAN

NOTE I - 401(k) PLAN

The Company has a 401(k) salary deferral plan which covers all employees who have reached the age of 21 years and have been employed by the Company for at least one year. The covered employees may elect to have an amount deducted from their wages for investment in the retirement plan. The Company makes contributions to the plan equal to 50% of each participant’s salary reduction contributions to the plan up to 6% of the participant’s compensation. The Company’s matching contribution to the plan was approximately $158,000, $113,000, and $98,000, for the years ended December 31, 2013, 2012, and 2011, respectively.